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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2012

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
May 8, 2012

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              35

Form 13F Information Table Value Total:         $53,061 (thousands)

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


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                                              Form 13-F
                                              3/31/2012

                         Name of Reporting Manager: Haverford Financial Services


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- ----------- ---------- --- ---- ---------- ---------- -------- -------- --------
ABBOTT LABS               COM            002824100  1,561.44   26,372.00  SH       SOLE                  23,196      0        3,176
ACCENTURE PLC IRELAND     SHS CLASS A    G1151C101  1,653.44   27,342.00  SH       SOLE                  23,462      0        3,880
AFLAC                     COM            001055102    342.10    6,918.00  SH       SOLE                   6,918      0            0
APACHE CORP               COM            037411105  1,352.66   13,466.00  SH       SOLE                  11,197      0        2,269
AIR PRODUCTS & CHEMICALS
 INC                      COM            009158106    258.29    3,668.00  SH       SOLE                   3,378      0          290
BECTON DICKINSON          COM            075887109  1,673.38   21,420.00  SH       SOLE                  18,745      0        2,675
BLACKROCK INC             COM            09247X101  1,407.82    6,966.00  SH       SOLE                   5,745      0        1,221
CATERPILLAR INC           COM            149123101  1,429.15   15,628.00  SH       SOLE                  13,723      0        1,905
CONOCOPHILLIPS            COM            20825C104  1,476.21   22,064.00  SH       SOLE                  19,500      0        2,564
COVIDIEN PLC              SHS            G2554F113  1,122.76   20,382.00  SH       SOLE                  17,126      0        3,256
CVS/ CAREMARK
 CORPORATION              COM            126650100  1,742.67   37,915.00  SH       SOLE                  31,418      0        6,497
CHEVRON CORPORATION       COM            166764100  1,592.65   15,938.00  SH       SOLE                  13,752      0        2,186
DU PONT E I DE NEMOURS
 CO                       COM            263534109  1,906.54   38,467.00  SH       SOLE                  33,377      0        5,090
DISNEY WALT PRODUCTIONS   COM DISNEY     254687106  2,475.06   59,115.00  SH       SOLE                  50,908      0        8,207
EATON CORP                COM            278058102  1,301.11   24,538.00  SH       SOLE                  20,986      0        3,552
HEWLETT PACKARD CO        COM            428236103    385.65    7,593.00  SH       SOLE                   7,593      0            0
INTERNATIONAL BUSINESS
 MACHINES                 COM            459200101  1,545.71    8,081.00  SH       SOLE                   6,900      0        1,181
INTEL CORP                COM            458140100  1,520.99   56,185.00  SH       SOLE                  48,547      0        7,638
JOHNSON CONTROLS          COM            478366107  1,461.98   44,051.00  SH       SOLE                  35,966      0        8,085
JOHNSON & JOHNSON         COM            478160104  1,572.40   24,028.00  SH       SOLE                  20,700      0        3,328
J.P. MORGAN CHASE & CO    COM            46625H100  1,588.91   34,144.00  SH       SOLE                  28,073      0        6,071
COCA-COLA CO              COM            191216100  1,148.90   16,324.00  SH       SOLE                  14,154      0        2,170
MCDONALDS CORP            COM            580135101  1,597.19   17,929.00  SH       SOLE                  15,644      0        2,285
METLIFE INC               COM            59156R108  1,472.80   38,671.00  SH       SOLE                  31,820      0        6,851
MICROSOFT CORP            COM            594918104  1,941.40   61,115.00  SH       SOLE                  53,453      0        7,662
NOVARTIS AG - ADR         SPONSORED ADR  66987V109  1,568.72   28,059.00  SH       SOLE                  23,439      0        4,620
NYSE EURONEXT             COM            629491101  1,956.59   65,613.00  SH       SOLE                  56,168      0        9,445
PEPSICO INC               COM            713448108  1,713.41   26,041.00  SH       SOLE                  22,015      0        4,026
PROCTER & GAMBLE          COM            742718109  1,529.43   22,984.00  SH       SOLE                  19,406      0        3,578
QUALCOMM INC              COM            747525103  1,737.42   25,124.00  SH       SOLE                  20,828      0        4,296
UNION PACIFIC CORP        COM            907818108  1,250.84   13,214.00  SH       SOLE                  11,666      0        1,548
UNITED TECHNOLOGIES CORP  COM            913017109  2,033.16   25,768.00  SH       SOLE                  22,632      0        3,136
WELLS FARGO CO            COM            949746101  2,276.10   67,253.00  SH       SOLE                  56,725      0       10,528
WAL-MART STORES           COM            931142103  1,544.01   25,642.00  SH       SOLE                  21,962      0        3,680
EXXON MOBIL CORP          COM            30231G102  1,920.62   23,698.00  SH       SOLE                  20,405      0        3,293
                                                   53,061.50